Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Details Narrative) $ in Millions, $ in Millions		3 Months Ended		12 Months Ended
	Feb. 24, 2023 USD ($)	Oct. 31, 2023 CAD ($)	Jan. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Commitment to fund private equity investments		$ 554		$ 554		$ 502
Restructuring charges		363		363
Within 1 year [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand				45
Over 1 year to 2 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand				102
Over 2 years to 3 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand				191
Over 3 years to 4 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand				364
Over 4 years to 5 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand				347
Over 5 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand				5,871
Stanford Litigation [Member] | Stanford Financial Group [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Amount on Ponzi scheme					$ 7,200
Litigation settlement amount settled with counter party	$ 1,205
New provisions, other provisions			$ 1,600
New provisions, other provisions after tax			$ 1,200
Bottom of range [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Operating lease commitments annual payment		780		780		798
Paid for short-term and low-value asset leases		10		10		9
Bottom of range [member] | Litigation and other provision [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses		0		0		0
Top of range [member] | Litigation and other provision [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses		$ 1,440		$ 1,440		$ 1,260